Land, Buildings and Equipment - Carrying Value of Finance Lease Property (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of finance lease and operating lease by lessor [abstract]
Balance at beginning of year	$ 379	$ 418
Amortization	(23)	(24)
Foreign currency adjustments	7	(15)
Balance at end of year	$ 363	$ 379